RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Related Party Transactions [Abstract]
SCHEDULE OF RELATED PARTY TRANSACTIONS

During the three months ended March 31, 2026 and 2025, related party transactions had the following impact on income (loss) before income tax:

Related Party Transactions	Income (loss) before income tax
Income Statement	Three months ended
	March 31,
	2026	2025
Revenue share – related party (Kami)	$756,008	$570,588
Product revenue - related party (Kami)	-	134
Product revenue - related party (ZKCam)	135,364	-
Product revenue - related party (Xiaoyun)	517	-
Product revenue - related party (Yishijue)	667	-
Intelligent Information Service (Kami)	157,382	-
AI Service Sharing (Kami)	32,660	-
Product cost - related party (Senslab)	(140,802)	(909,624)
General and administrative expenses - Consulting fee-related party (Kami)	(33,611)	(74,486)
General and administrative expenses - Stockholder’s business travel expense (Sean)	(21,736)	(25,800)
General and administrative expenses - Financial consulting fee (Ants)	(15,000)	(15,000)
Other income - Marketing incentive subsidy income (Kami)	-	683,898
Total impact on income (loss) before income tax	$871,449	$229,710
% of income (loss) before income tax	608%	N/M %

Related Party Balances

As of March 31, 2026 and December 31, 2025, balances with related parties were as follows.

Related Party Transactions	As of March 31, 2026
Balance Sheet	Ants	Senslab SH	Senslab HK	ZKCam	Kami	Sean Da	Yi shijue	Xiao Yun	Total
Accounts receivable - related party	$-	$-	$-	$569,252	$2,544,441	$-	$667	$517	$3,114,877
Other receivable - related party, net	4,872	37,005		-		146,979		4,143	192,999
Including:									-
Other receivable - related party	4,872	37,005		-		146,979	-	4,143	192,999
Prepayment - related party	51,844	-		-	-	-	-		51,844
Advance to suppliers – related party	-	-	21,387	-	-	-	-		21,387
Accounts payable - related party	1,799	-		-	-	-	-		1,799
Other payable - related party	-	-		-	-	-	1,786		1,786

Related Party Transactions	As of December 31, 2025
Balance Sheet	Ants		Senslab SH	Senslab HK	Xiaoyun	ZKCam	Kami	Sean Da	Total
Accounts receivable - related party	$		$-	$-		$433,888	$1,632,002	$-	$2,065,890
Other receivable - related party, net		4,872	26,406		4,035	-	-	440,596	475,909
Including:			-	-				-	-
Other receivable - related party		4,872	26,406		4,035	-	-	440,596	475,909
Advance to suppliers – related party				21,387	-	-			21,387
Prepayment - related party		66,844	-	-		-	-	-	66,844

Specifically, transactions with each related party presented in the above tables are as follows:

Senslab HK Limited and Senslab Technology Co., Ltd

	March 31,		December 31,
	2026		2025
	Balance	% of Total Assets	Balance	% of Total Assets
Advance to suppliers - related party (Senslab HK)	$21,387	0%	$21,387	0%
Other receivable - related party (Senslab SH)	37,005	0%	26,406	0%
Total	$58,392	1%	$47,793	0%

	March 31,		December 31,
	2026		2025
	Balance	% of Total Liability	Balance	% of Total Liability
Accounts payable - related party (Senslab HK)	$-	-%	$-	-%
Accounts payable - related party (Senslab SH)	-	-%	-	-%
Total	$-	-%	$-	-%

Ants Technology (HK) Limited

	March 31,		December 31,
	2026		2025
	Balance	% of Total Asset	Balance	% of Total Asset
Prepayment - related party	$51,844	0%	$66,844	1%
Other receivable - related party	4,872	0%	4,872	0%
Total	$56,716	1%	$71,716	1%

	March 31,		December 31,
	2026		2025
	Balance	% of Total liabilities	Balance	% of Total liabilities
Accounts Payable-related party	$1,799	1%	$-	-%
Total	$1,799	1%	$-	-%

	March 31,		December 31,
	2026		2025
	Balance	% of Total Asset	Balance	% of Total Asset
Other receivable – related party	146,979	1%	440,596	0%
Total	$146,979	1%	$440,596	0%

ZKCam Technology Limited

	March 31,		December 31,
	2026		2025
	Balance	% of Total Assets	Balance	% of Total Assets
Accounts receivable - related party	$569,252	5%	$433,888	3%
Total	$569,252	5%	$433,888	3%

Shanghai Xiaoyun Technology Co., Ltd.

	March 31,		December 31,
	2026		2025
	Balance	% of Total Assets	Balance	% of Total Assets
Other receivable - related party	$4,143	0%	$4,035	0%
Accounts Receivable - related party	$517	0%	$-	-%
Total	$4,660	0%	$4,035	0%

Kunshan Ant Vision Electronic Technology Co., Ltd

	March 31,		December 31,
	2026		2025
	Balance	% of Total Assets	Balance		% of Total Assets
Accounts Receivable - related party	$667	1%		$-	-%
Total	667	1%	$		-%

	March 31,		December 31,
	2026		2025
	Balance	% of Total Liabilities	Balance	% of Total Libilities
Other payable - related party	$1,786	1%	$-	-%
Total	$1,786	1%	$-	-%

During the years ended December 31, 2025 and 2024, related party transactions had the following impact on income (loss) before income tax:

Related Party Transactions	Impact on pre-tax income (loss)
Income Statement	Years ended
	December 31,
	2025	2024
Revenue share – related party (Kami)	$3,118,617	$2,754,788
Product revenue - related party (Kami)	3,833	6,270
Product revenue - related party (ZKCam)	511,922	-
Product cost - related party (Senslab)	(2,223,113)	(6,002,463)
(Provision)/reversal for credit losses (Ants)	-	1,262,146
General and administrative expenses - Consulting fee-related party (Kami)	(234,912)	(334,317)
General and administrative expenses - Stockholder’s business travel expense (Sean)	(91,655)	-
General and administrative expenses - Financial consulting fee (Ants)	(60,000)	(60,000)
Other income - Marketing incentive subsidy income (Kami)	1,217,586	1,779,528
Interest expense (Ants)	-	(18,999)
Total impact on pre-tax loss	$2,242,278	$(613,047)
% of pre-tax income (loss)	306%	80%

As of December 31, 2025 and 2024, balances with related parties were as follows.

Related Party Transactions				As of December 31, 2025
Balance Sheet	Ants		Senslab SH	Senslab HK	Xiaoyun	ZKCam	Kami	Sean Da	Total
Accounts receivable - related party	$		$-	$-		$433,888	$1,632,002	$-	$2,065,890
Other receivable - related party, net		4,872	26,406		4,035	-	-	440,596	475,909
Including:			-	-				-	-
Other receivable - related party		4,872	26,406		4,035	-	-	440,596	475,909
Advance to suppliers – related party				21,387	-	-			21,387
Prepayment - related party		66,844	-	-		-	-	-	66,844

Related Party Transactions	As of December 31, 2024
Balance Sheet	Ants	Senslab SH	Senslab HK	Kami	Sean Da	Yunyizhilian	Total
Accounts receivable - related party	$-	$-	$-	$190,168	$-	$-	$190,168
Other receivable - related party, net	1,790,009	-	-	169,833	-	-	1,959,842
Including:			-				-
Other receivable - related party	1,790,009	-	-	169,833	-	-	1,959,842
Note receivable - stockholder	-	-	-	-	15,862	-	15,862
Prepayment - related party	126,965	-	-	-	-	-	126,965
Accounts payable - related party	-	6,258,235	2,285,008	-	-	-	8,543,243
Other payable - related party	-	-	-	-	-	6,269	6,269

Senslab HK Limited and Senslab Technology Co., Ltd

	December 31,		December 31,
	2025		2024
	Balance	% of Total Assets	Balance	% of Total Assets
Advance to suppliers - related party (Senslab HK)	$21,387	1%	$-	-%
Other receivable - related party (Senslab SH)	26,406	1%	-	-%
Total	$47,793	1%	$-	-%

	December 31,		December 31,
	2025		2024
	Balance	% of Total Liability	Balance	% of Total Liability
Accounts payable - related party (Senslab HK)	$-	-%	$2,285,008	24%
Accounts payable - related party (Senslab SH)	-	-%	6,258,235	65%
Total	$-	-%	$8,543,243	89%

Ants Technology (HK) Limited

	December 31,		December 31,
	2025		2024
	Balance	% of Total Asset	Balance	% of Total Asset
Prepayment - related party	$66,844	1%	$126,965	2%
Other receivable - related party, net	4,872	0%	1,790,009	24%
Allowance for credit losses	-	-%	-	-%
Total	$71,716	1%	$1,916,974	26%

	December 31,		December 31,
	2025		2024
	Balance	% of Total Asset	Balance	% of Total Asset
Accounts receivable - related party	$1,632,002	13%	$190,168	3%
Other receivable - related party, net	-	-%	169,833	2%
Total	$1,632,002	13%	$360,001	5%

	December 31,		December 31,
	2025		2024
	Balance	% of Total Asset	Balance	% of Total Asset
Subscription receivable - stockholder	$-	0%	$-	0%
Note receivable – stockholder	-	0%	15,862	0%
Other receivable – related party	440,596	0%	-	0%
Total	$440,596	0%	$15,862	0%

Yunyizhilian Information Technology Co., Ltd

	December 31,		December 31,
	2025		2024
	Balance	% of Total Liability	Balance	% of Total Liability
Other payable - related party	$-	0%	$6,269	0%

ZKCam Technology Limited

	December 31,		December 31,
	2025		2024
	Balance	% of Total Assets	Balance	% of Total Assets
Accounts receivable - related party	$433,888	3%	$	0%

SCHEDULE OF OTHER RECEIVABLE - RELATED PARTY

The following table presents the movement of “other receivable – related party” balances due from Ants:

	March 31,	December 31,
	2026	2025

Balance at the beginning of the period	$4,872	$1,790,009

Repayment from Ants (1)	-	(1,790,009)
Inventory Transfer /(Procurement) (2)	-	4,872
Balance at the end of the period	$4,872	$4,872

(1)	Prior to April 2022, Ants collected payments from Amazon customers on behalf of the Company. Beginning in April 2022, the Company obtained direct access to the third-party cross-border payment platform and began receiving customer payments directly. Accordingly, amounts previously held by Ants were repaid to the Company.

(2)	Inventory-related movements reflect transfers and procurement arrangements between the Company and Ants. During March 31, 2026 and 2025, such activities resulted in net increases of $nil and $4,872, respectively, to the related-party receivable balance.

The following table presents the movement of “other receivable – related party” balances due from Ants:

	Years ended
	December 31,
	2025		2024

Balance at the beginning of the period	$1,790,009		$1,768,473
Amazon Payments Ants Received (1)	-		(346,458)
Repayment from Ants (1)	(1,790,009)		-
Inventory Transfer /(Procurement) (2)	4,872		427,994
Financial Consulting (3)		-	(60,000)
Balance at the end of the period	$4,872		$1,790,009

(1)	Prior to April 2022, Ants collected payments from Amazon customers on behalf of the Company. Beginning in April 2022, the Company obtained direct access to the third-party cross-border payment platform and began receiving customer payments directly. Accordingly, amounts previously held by Ants were repaid to the Company. During the years ended December 31, 2025 and 2024, Ants repaid $1,790,009 and $346,458, respectively.

(2)

Inventory-related movements reflect transfers and procurement arrangements between the Company and Ants. During the years ended December 31, 2025 and 2024, such activities resulted in net increases of $4,872 and $427,994, respectively, to the related-party receivable balance.

(3)	The Company engaged employees of Ants to provide bookkeeping and financial consulting services. Financial consulting fees totaled $60,000 for the year ended December 31, 2024 and were recorded as reductions of the related-party receivable balance.

SCHEDULE OF ANNUAL SUBSCRIPTIONS REVENUES

On July 1, 2025, the Company entered into an amended agreement with Kami to revise the revenue-sharing percentages applicable to subscription revenues from referred customers. The amended terms apply prospectively and do not affect revenue recognized prior to the modification date.

Annual subscription periods	Percentage basis
	Inception through June 30, 2025	From July 1, 2025 Onwards
First year during which an end user starts the cloud service subscription from Kami	30%	30%
Second year during which an end user continues the cloud service	15%	30%
Third year and thereafter during which an end user continues the service subscription from Kami	0%	30%

On July 1, 2025, the Company entered into an amended agreement with Kami to revise the revenue-sharing percentages applicable to subscription revenues from referred customers. The amended terms apply prospectively and do not affect revenue recognized prior to the modification date.

Annual subscription periods	Percentage basis
	Inception through June 30, 2025	From July 1, 2025 Onwards
First year during which an end user starts the cloud service subscription from Kami	30%	30%
Second year during which an end user continues the cloud service	15%	30%
Third year and thereafter during which an end user continues the service subscription from Kami	0%	30%

SCHEDULE OF ALLOWANCE FOR CREDIT LOSSES

The following table presents the movement of the allowance for credit losses:

	Years ended
	December 31,
	2025	2024

Balance at beginning of the period	$-	$1,262,146
Provision for credit loss	-	-
Reversal of credit loss previously recorded	-	(1,262,146)
Balance at the end of the period	$-	$-